Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,006,475.20
Previously Paid Amount	0
Total Fee Amount	139.00
Total Offset Amount	0
Net Fee	$ 139.00